Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 6, 2011
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000035341
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 6, 2011
Prospectus Date	rr_ProspectusDate	Apr 1, 2011

Fidelity Large Cap Value Fund | Fidelity Large Cap Value Fund

Supplement to the
Fidelity® Large Cap Value Fund
April 1, 2011
Prospectus

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective on August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Fidelity Large Cap Value Fund | Fidelity Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000035341_SupplementTextBlock

Supplement to the
Fidelity® Large Cap Value Fund
April 1, 2011
Prospectus

The Board of Trustees of Fidelity Large Cap Value Fund has approved certain changes effective on August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Class A, T, B, C | Fidelity Large Cap Value Fund

Supplement to the
Fidelity Advisor® Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment polices.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
ALCV-11-02 May 6, 2011 1.847519.109

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Class A, T, B, C | Fidelity Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000035341_SupplementTextBlock

Supplement to the
Fidelity Advisor® Large Cap Value Fund
Class A, Class T, Class B, and Class C
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment polices.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).
ALCV-11-02 May 6, 2011 1.847519.109

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Institutional Class | Fidelity Large Cap Value Fund

Supplement to the
Fidelity Advisor® Large Cap Value Fund
Institutional Class
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY DEVONSHIRE TRUST
Prospectus Date	rr_ProspectusDate	Apr 1, 2011
Institutional Class | Fidelity Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000035341_SupplementTextBlock

Supplement to the
Fidelity Advisor® Large Cap Value Fund
Institutional Class
April 1, 2011
Prospectus

The Board of Trustees of Fidelity® Large Cap Value Fund has approved certain changes effective August 1, 2011, including changing the name "Fidelity Large Cap Value Fund" to "Fidelity Stock Selector Large Cap Value Fund" and modifying the fund's investment policies.

Effective August 1, 2011, the first bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

Effective August 1, 2011, the following bullet replaces similar language in the second bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Normally investing at least 80% of assets in stocks of companies with large market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell 1000® Index or the S&P 500® Index).

The fourth bullet under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4 has been removed.

The following bullet supplements the information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 4.

  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 1, 2011